Schedule of Investments

January 31, 2026 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Common Stock (99.0%)
Communication Services (10.2%)
Alphabet, Cl C	5,400	$1,827
Alphabet, Cl A	12,500	4,224
AT&T	63,600	1,667
Comcast, Cl A	37,400	1,113
Fox, Cl A	9,300	677
Match Group	12,800	399
Meta Platforms, Cl A	700	502
Nexstar Media Group, Cl A	2,500	531
TEGNA	15,800	303
Verizon Communications	36,500	1,625
Versant Media Group*	1,496	49
Walt Disney	15,500	1,748
ZoomInfo Technologies, Cl A*	36,600	295
		14,960

Consumer Discretionary (8.3%)
Amazon.com*	9,900	2,369
APTIV PLC*	7,400	561
AutoNation*	2,300	471
Best Buy	4,500	293
Bloomin' Brands	17,500	105
BorgWarner	10,200	484
DR Horton	4,500	670
eBay	10,000	912
Expedia Group	1,500	397
Ford Motor	76,100	1,056
General Motors	16,200	1,361
Goodyear Tire & Rubber*	17,465	164
H&R Block	5,400	213
Harley-Davidson	8,400	166
Lear	2,400	281
Lowe's	1,100	294
McDonald's	1,500	473
Phinia	2,040	145
PulteGroup	5,500	688
PVH	2,900	181
Signet Jewelers	4,300	397
Toll Brothers	3,200	462
		12,143

Consumer Staples (7.8%)
Albertsons, Cl A	17,700	295
Altria Group	20,000	1,241
Archer-Daniels-Midland	9,900	666
Campbell's	8,900	249
Conagra Brands	15,900	294
Dollar General	5,300	760
Energizer Holdings	9,800	214
General Mills	9,600	444
Ingredion	3,500	413
JM Smucker	4,000	419
Kraft Heinz	21,860	519

LSV Conservative Value Equity Fund

	Shares	Value (000)
Consumer Staples (continued)
Kroger	12,900	$811
Molson Coors Beverage, Cl B	11,000	528
PepsiCo	4,500	691
Philip Morris International	3,200	574
Procter & Gamble	7,000	1,063
Target	7,000	738
Walmart	12,300	1,466
		11,385

Energy (7.0%)
APA	14,300	378
ConocoPhillips	13,300	1,386
Coterra Energy	14,300	413
Devon Energy	9,700	390
EOG Resources	5,700	639
ExxonMobil	25,900	3,662
Halliburton	10,900	365
HF Sinclair	6,220	323
Marathon Petroleum	5,200	916
Phillips 66	5,200	747
Scorpio Tankers	4,300	274
Valero Energy	4,200	762
		10,255

Financials (23.6%)
Allstate	4,400	876
Ally Financial	10,200	431
American International Group	10,400	779
Ameriprise Financial	900	474
Axis Capital Holdings	5,300	547
Bank of America	36,200	1,926
Bank of New York Mellon	10,900	1,307
Berkshire Hathaway, Cl B*	6,600	3,172
Capital One Financial	2,200	482
Chubb	2,000	619
Citigroup	15,500	1,794
Citizens Financial Group	9,500	598
Fiserv*	1,900	121
Global Payments	2,100	151
Goldman Sachs Group	2,200	2,058
Hartford Insurance Group	6,000	810
JPMorgan Chase	12,800	3,916
M&T Bank	2,100	465
MetLife	9,900	781
MGIC Investment	16,100	433
Morgan Stanley	10,400	1,901
Old Republic International	11,600	454
PayPal Holdings	17,700	933
PNC Financial Services Group	2,100	469
Prudential Financial	5,400	600
Radian Group	11,200	368
Regions Financial	17,900	510

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Financials (continued)
S&P Global	500	$264
State Street	6,800	890
Synchrony Financial	10,800	784
Travelers	1,900	541
Truist Financial	9,100	468
Unum Group	7,600	577
US Bancorp	18,600	1,044
Wells Fargo	27,400	2,479
Western Union	10,800	101
Zions Bancorp	7,200	431
		34,554

Health Care (14.7%)
Abbott Laboratories	3,200	350
Amgen	1,600	547
Bristol-Myers Squibb	23,000	1,266
Cardinal Health	2,000	430
Centene*	12,500	542
Cigna Group	3,300	905
CVS Health	16,200	1,207
DaVita*	2,300	251
Elevance Health	2,100	726
Exelixis*	10,000	414
Gilead Sciences	9,900	1,405
Harmony Biosciences Holdings*	12,200	446
HCA Healthcare	2,200	1,074
Illumina*	4,200	608
Incyte*	8,100	811
Jazz Pharmaceuticals*	3,800	625
Johnson & Johnson	8,800	1,999
Medtronic	5,800	597
Merck	14,800	1,632
Organon	17,000	145
Pfizer	57,400	1,518
Regeneron Pharmaceuticals	1,400	1,038
Solventum*	2,150	165
Thermo Fisher Scientific	900	521
UnitedHealth Group	3,500	1,004
Universal Health Services, Cl B	2,200	443
Viatris, Cl W	35,900	470
Zimmer Biomet Holdings	3,900	340
		21,479

Industrials (9.5%)
AGCO	3,900	442
Allison Transmission Holdings	5,600	609
Brink's	3,700	470
Caterpillar	1,200	789
CNH Industrial	39,300	423
Cummins	1,600	926
Deere	700	370

LSV Conservative Value Equity Fund

	Shares	Value (000)
Industrials (continued)
Delta Air Lines	15,600	$1,027
FedEx	3,600	1,159
General Dynamics	1,800	632
Oshkosh	3,600	518
Owens Corning	3,300	395
Pitney Bowes	39,700	414
RTX	3,900	784
Ryder System	3,400	650
Science Applications International	2,301	234
Snap-on	1,500	549
SS&C Technologies Holdings	4,500	369
Textron	8,500	749
United Airlines Holdings*	7,900	808
United Parcel Service, Cl B	7,000	744
Upwork*	20,100	403
Worthington Enterprises	7,100	395
		13,859

Information Technology (12.0%)
Accenture, Cl A	1,000	264
Adobe*	1,800	528
Amdocs	5,000	410
Amkor Technology	9,700	469
Applied Materials	1,400	451
Arrow Electronics*	3,500	464
Cirrus Logic*	3,900	508
Cisco Systems	25,800	2,020
Cognizant Technology Solutions, Cl A	13,200	1,083
Dell Technologies, Cl C	6,200	710
Dropbox, Cl A*	14,100	359
DXC Technology*	12,508	180
Flex*	8,400	530
Hewlett Packard Enterprise	34,600	745
HP	19,100	371
International Business Machines	1,800	552
Jabil	2,600	617
Micron Technology	6,900	2,862
NetApp	3,100	299
QUALCOMM	7,900	1,197
RingCentral, Cl A*	24,500	634
Salesforce	1,200	255
Skyworks Solutions	4,200	234
TD SYNNEX	3,500	555
Western Digital	2,800	701
Zoom Communications, Cl A*	6,100	562
		17,560

Materials (2.6%)
CF Industries Holdings	5,400	503
Eastman Chemical	4,700	326

Schedule of Investments

January 31, 2026 (Unaudited)

LSV Conservative Value Equity Fund

	Shares	Value (000)
Materials (continued)
Mosaic	9,500	$261
NewMarket	700	470
Newmont	12,100	1,360
Solstice Advanced Materials*	475	29
Steel Dynamics	3,200	575
Sylvamo	5,500	269
		3,793

Real Estate (1.3%)
Brixmor Property Group	13,900	372
BXP	5,600	362
Host Hotels & Resorts‡	24,500	454
Innovative Industrial Properties, Cl A	3,300	159
Millrose Properties	2,250	67
Sabra Health Care REIT	25,700	482
		1,896

Utilities (2.0%)
American Electric Power	5,700	683
Edison International	9,900	617
Eversource Energy	5,600	387
Exelon	9,100	407
UGI	19,400	778
		2,872

TOTAL COMMON STOCK
(Cost $109,940)		144,756

	Face Amount (000)
Repurchase Agreement (0.9%)
South Street Securities 3.250%, dated 01/30/2026, to be repurchased on 02/02/2026, repurchase price $1,333 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $871, 1.875% - 3.500%, 10/15/2028 – 08/15/2047; total market value $1,359)	$1,333	1,333

TOTAL REPURCHASE AGREEMENT
(Cost $1,333)		1,333

Total Investments – 99.9%
(Cost $111,273)		$146,089

Percentages are based on Net Assets of $146,236 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

LSV-QH-002-3900

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